UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-22022
                                                     ---------

           Advent/Claymore Global Convertible Securities & Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                 1065 Avenue of the Americas, New York, NY 10018
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Robert White, Treasurer
                 1065 Avenue of the Americas, New York, NY 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 479-0675
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                    Date of reporting period: April 30, 2008
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:



   SEMI-ANNUAL
        REPORT
April 30, 2008
   (Unaudited)

                             Advent/Claymore
                          Global Convertible  |  AGC
                    Securities & Income Fund


Logo: ADVENT CAPITAL MANAGEMENT

Logo: Claymore(R)

AGC | Advent/Claymore Global Convertible Securities & Income Fund

Fund SUMMARY | AS OF APRIL 30, 2008 (unaudited)

FUND STATISTICS
-------------------------------------------------------
Share Price                                      $14.40
Common Share Net Asset Value                     $15.92
Premium/Discount to NAV                          -9.55%
Net Assets ($000)                              $507,192
-------------------------------------------------------


TOTAL RETURNS
-------------------------------------------------------
(INCEPTION 5/29/07)                MARKET           NAV
-------------------------------------------------------
Six-Month - non-annualized         -8.82%       -13.25%
Since Inception - non-annualized  -21.68%        -9.93%
-------------------------------------------------------

                                         % OF LONG-TERM
TOP TEN INDUSTRIES                          INVESTMENTS
-------------------------------------------------------
Financial Services                                 7.8%
Oil and Gas                                        6.9%
Automotive                                         6.7%
Diversified Metals and Mining                      6.4%
Pharmaceuticals                                    6.2%
Health Care Products and Services                  4.8%
Utilities - Gas and Electric                       4.3%
Retail - Specialty Stores                          4.0%
Chemicals                                          3.7%
Telecommunications                                 3.1%
-------------------------------------------------------

                                         % OF LONG-TERM
TOP TEN ISSUERS                             INVESTMENTS
-------------------------------------------------------
Eksportfinans A/S, Ser. ABB Ltd., 8.000%, 2008
  (Switzerland)                                    3.0%
Bayer Hypo, Ser. Lafarge, A                        2.7%
Suzuki Motor Corp. (Japan)                         2.6%
Shanghai Industrial Holdings Ltd. (Hong Kong)      2.6%
Morgan Stanley, Ser. Komatsu, 8.000%, 2008 (Japan) 2.4%
Hengan International Group Co., Ltd.
  (Cayman Islands)                                 2.4%
Mylan, Inc., 6.500%, 2010                          2.2%
Nabtesco Corp. (Japan)                             2.2%
Allegro Investment Corp. SA, Ser. SABMiller,
  8.000%, 2008 (United Kingdom)                    2.1%
Bayer Capital Corp. BV, BBB                        2.1%
-------------------------------------------------------

                                         % OF LONG-TERM
PORTFOLIO BREAKDOWN BY COUNTRY              INVESTMENTS
-------------------------------------------------------
United States                                     42.5%
Japan                                             11.3%
Canada                                             6.4%
United Kingdom                                     6.3%
Germany                                            6.2%
France                                             5.5%
Switzerland                                        5.0%
China                                              4.7%
Netherlands                                        4.4%
Czech Republic                                     2.0%
Cayman Islands                                     1.7%
Brazil                                             1.2%
Jersey                                             1.1%
Bermuda                                            0.9%
Luxembourg                                         0.7%
Guernsey                                           0.1%
-------------------------------------------------------

Past performance does not guarantee future results. All portfolio data is subject to change daily. For more current information, please visit www.claymore.com. The above summaries are provided for informational purposes only and should not be viewed as recommendations.

Line Chart:
SHARE PRICE & NAV PERFORMANCE
SHAREPRICE        NAV
16.72             19.13
16.63             19.11
16.55             18.99
16.42             19.1
16.09             18.96
15.99             18.87
15.73             18.58
15.7              18.31
15.66             18.16
15.64             18.3
15.49             18.09
15.45             17.95
15.11             17.49
14.8              17.56
14.68             17.26
14.98             17.42
14.51             17.39
14.51             17.25
14.89             17.5
14.8              17.66
15.45             17.84
15.37             17.73
15.44             17.61
15.58             17.69
15.64             17.81
15.71             17.88
15.74             17.97
15.65             17.8
15.43             17.69
15.39             17.47
15.15             17.39
14.75             17.06
14.58             16.99
14.56             16.99
14.58             16.93
14.62             17.22
14.79             17.31
14.9              17.4
14.8              17.44
15.1              17.54
15.3              17.51
15.44             17.53
15.96             17.45
15.82             17.1
15.64             16.94
15.13             16.85
15.33             16.74
15.6              16.69
15.28             16.53
15.35             16.69
15.36             16.36
15.38             15.9
14.9              15.68
14.58             15.53
14.2              14.99
14.3              14.99
14.34             15.28
14.26             15.34
14.64             15.23
14.81             15.4
14.69             15.41
14.73             15.53
14.8              15.98
14.9              16.01
14.91             15.54
14.9              15.37
15.06             15.15
14.87             15.09
14.57             15.01
14.67             15.08
14.12             14.94
13.52             15
13.48             15.03
13.5              15.19
13.58             15.08
13.52             15.27
13.63             15.3
13.94             15.54
14                15.74
14.24             15.87
14.39             15.84
14.23             15.6
14.39             15.38
14.08             15.23
13.96             15.36
13.79             15.22
13.51             15.02
13.47             14.74
14.05             14.93
13.72             14.85
13.57             14.74
13.24             14.63
12.87             14.15
13                14.44
12.68             14.23
12.7              14.16
12.68             14.32
12.89             14.62
13.06             14.72
13.11             14.8
13.21             14.82
13.48             14.74
13.56             14.92
13.55             15.09
13.73             15.16
13.65             15.18
13.73             15.39
13.77             15.3
13.72             15.23
13.66             15.2
13.3              15.06
13.27             14.99
13.39             15.02
13.63             15.33
13.65             15.35
13.89             15.48
13.79             15.61
13.9              15.55
13.95             15.62
14.21             15.68
14.26             15.84
14.38             15.92
14.32             15.88
14.4              15.92

Bar Chart:
MONTHLY DIVIDENDS PER SHARE
Nov 07   0.1458
Dec      0.1458
Jan 08   0.1458
Feb      0.1458
Mar      0.1458
Apr      0.1458


Pie Chart:
PORTFOLIO COMPOSITION (% of Total Investments)

ASSET CLASS
-----------
Convertible Bonds                       32.5%
Convertible Preferred Stocks            31.7%
Common Stocks                           14.5%
Short Term Investments                  11.8%
Corporate Bonds                          9.0%
Exchange Traded Funds                    0.5%

2 | SemiAnnual Report | April 30, 2008

AGC | Advent/Claymore Global Convertible Securities & Income Fund
Portfolio of INVESTMENTSlAPRIL 30, (2008) (unaudited)


PRINCIPAL
AMOUNT                                                                     VALUE
--------------------------------------------------------------------------------
              LONG-TERM INVESTMENTS - 119.5%

              CONVERTIBLE BONDS - 44.0%

              AIRLINES - 1.1%

$   2,000,000 AMR Corp., B-
              4.50%, 2/15/24                                        $  1,877,500
$   5,300,000 JetBlue Airways Corp., CCC
              3.75%, 3/15/35                                           3,908,750
--------------------------------------------------------------------------------
                                                                       5,786,250
--------------------------------------------------------------------------------
              AUTOMOTIVE - 3.9%
(euro)
    7,400,000 Deutsche Bank AG, Ser. Daimler, NR
              8.00%, 6/20/08 (Germany) (a)(b)                          8,456,458
$  16,250,000 General Motors Corp., Ser. B, B-
              5.25%, 3/06/32                                          11,459,500
--------------------------------------------------------------------------------
                                                                      19,915,958
--------------------------------------------------------------------------------
              AUTO PARTS AND EQUIPMENT - 1.5%
(euro)
    7,000,000 Calyon Financial Products, Ser. Continental AG, NR
              8.00%, 6/18/08 (Germany) (b)                             7,860,944
--------------------------------------------------------------------------------
              BANKING AND FINANCE - 0.8%
$   2,000,000 Boston Private Financial Holdings, Inc., NR
              3.00%, 7/15/27                                           1,792,500
$   3,000,000 National City Corp., A
              4.00%, 2/01/11                                           2,546,250
--------------------------------------------------------------------------------
                                                                       4,338,750
--------------------------------------------------------------------------------
              BIOTECHNOLOGY - 1.1%
$   5,000,000 Genzyme Corp., BBB+
              1.25%, 12/1/23                                           5,568,750
--------------------------------------------------------------------------------
              CHEMICALS - 2.5%
(euro)
    5,500,000 Bayer Capital Corp. BV, BBB
              6.625%, 6/01/09 (Netherlands)                           12,763,077
--------------------------------------------------------------------------------
              COMMERCIAL SERVICES - 2.7%
$  10,000,000 Deutsche Bank AG, Ser. Sinofert Holdings, NR
              8.00%, 12/23/08 (Germany) (a)(b)                         9,362,000
(euro)
    7,000,000 JP Morgan International Derivatives Ltd.,
              Ser. USG People, NR
              8.00%, 6/18/08 (Netherlands) (b)                         4,512,986
--------------------------------------------------------------------------------
                                                                      13,874,986
--------------------------------------------------------------------------------
              CONSUMER STAPLES - 2.6%
$  15,000,000 BNP Paribas SA, Ser. Shanghai Industrial, AA
              9.00%, 10/03/08 (China) (a)(b)                          13,117,500
--------------------------------------------------------------------------------
              DIVERSIFIED METALS AND MINING - 6.3%
(pound)
    5,000,000 Calyon Financial Products, Ser. Xstrata, NR
              8.00%, 6/12/08, (United Kingdom) (b)                    11,638,708
(euro)
    7,500,000 Figaro Finance Ltd., Ser. Vallourec, NR
              3.875%, 9/18/09 (France) (b)                            12,510,003
$   6,000,000 Peabody Energy Corp., B
              4.75%, 12/15/41                                          7,440,000
--------------------------------------------------------------------------------
                                                                      31,588,711
--------------------------------------------------------------------------------


PRINCIPAL
AMOUNT                                                                     VALUE
--------------------------------------------------------------------------------
              FINANCIAL SERVICES - 2.7%
$   3,668,000 CompuCredit Corp., NR
              5.875%, 11/30/35                                      $  1,325,065
$   1,750,000 Countrywide Financial Corp., BB+
              0.00%, 4/15/37 (c)                                       1,627,500
(euro)
    3,500,000 Fortfinlux S.A., Ser. REGS, A-
              5.722%, 11/07/72 (Luxembourg) (c)                        4,563,663
$   1,750,000 Nasdaq OMX Group (The), BB+
              2.50%, 8/15/13 (a)                                       1,745,625
Swiss
    5,000,000 Swiss Reinsurance Treasury Luxembourg SA, Ser. RUKN, AA-
Franc         6.00%, 12/15/08 (Switzerland)                            4,259,887
--------------------------------------------------------------------------------
                                                                      13,521,740
--------------------------------------------------------------------------------
              HEALTH CARE PRODUCTS AND SERVICES - 2.8%
$   2,000,000 Advanced Medical Optics, Inc., B-
              1.375%, 7/01/25                                          1,675,000
HK
$  94,000,000 Dexia Banque Internationale & Luxembourg SA,
              Ser. Hengan, NR
              8.00%, 7/24/08 (China) (b)                              12,498,602
--------------------------------------------------------------------------------
                                                                      14,173,602
--------------------------------------------------------------------------------
              INDUSTRIAL - 3.2%
(euro)
   10,600,000 Bayer Hypo, Ser. Lafarge, A
              8.00%, 10/03/08 (France) (b)                            16,319,955
--------------------------------------------------------------------------------
              INTERNET - 0.7%
$   3,500,000 Equinix, Inc., CCC+
              2.50%, 4/15/12                                           3,692,500
--------------------------------------------------------------------------------
              MACHINERY - DIVERSIFIED - 2.2%
$  12,500,000 Allegro Investment Corp., Ser. Nabtesco, NR
              8.00%, 7/16/08 (Japan) (a)(b)                           11,000,822
--------------------------------------------------------------------------------
              OIL AND GAS - 0.6%
CAD 3,000,000 Harvest Energy Trust, NR
              7.25%, 9/30/13 (Canada)                                  2,725,648
--------------------------------------------------------------------------------
              PHARMACEUTICALS - 1.6%
$   5,000,000 Omnicare, Inc., B+
              3.25%, 12/15/35                                          3,481,250
$   4,000,000 Teva Pharmaceutical Finance Co. BV, Ser. D, BBB+
              1.75%, 2/01/26 (Netherlands)                             4,570,000
--------------------------------------------------------------------------------
                                                                       8,051,250
--------------------------------------------------------------------------------
              RETAIL - SPECIALTY STORES - 3.4%
$  12,000,000 BNP Paribas SA, Ser. Don Quijote, AA
              8.00%, 6/30/08 (Japan) (a)(b)                           10,718,400
(pound)
    3,500,000 Punch Taverns Redwood Jersey Co. Ltd., NR
              5.00%, 12/14/10 (Jersey)                                 6,501,317
--------------------------------------------------------------------------------
                                                                      17,219,717
--------------------------------------------------------------------------------
              TELECOMMUNICATIONS - 1.4%
$   7,500,000 Level 3 Communications, Inc., CCC
              6.00%, 9/15/09                                           7,050,000
--------------------------------------------------------------------------------
              TRANSPORTATION - 0.5%
$   2,947,000 YRC Worldwide, Inc., B+
              5.00%, 8/08/23                                           2,604,411
--------------------------------------------------------------------------------


See notes to financial statements.

                                          SemiAnnual Report | April 30, 2008 | 3

AGC | Advent/Claymore Global Convertible Securities & Income Fund | PORTFOLIO OF INVESTMENTS (unaudited) continued

PRINCIPAL
AMOUNT                                                                     VALUE
--------------------------------------------------------------------------------
              UTILITIES - GAS AND ELECTRIC - 2.4%
(euro)
    7,200,000 Deutsche Bank AG., Ser. CEZ, NR
              8.00%, 6/20/08 (Czech Republic) (b)                   $ 11,996,600
--------------------------------------------------------------------------------
              TOTAL CONVERTIBLE BONDS - 44.0%
              (Cost $237,656,483)                                    223,171,171
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                                  VALUE
--------------------------------------------------------------------------------

              CONVERTIBLE PREFERRED STOCKS - 42.9%

              ADVERTISING - 1.0%
      419,750 Elf Special Financing Ltd., 3.15%, 2009
              (Cayman Islands) (a) (c)                              $  4,983,500
--------------------------------------------------------------------------------
              AIRLINES - 1.2%
      250,000 Continental Airlines Financial Trust II, 6.00%, 2030     6,140,625
--------------------------------------------------------------------------------
              ALUMINUM, STEEL AND OTHER METALS - 1.3%
       40,000 Freeport-McMoRan Copper & Gold, Inc., 6.75%, 2010        6,517,600
--------------------------------------------------------------------------------
              AUTOMOTIVE - 2.8%
      100,000 Ford Motor Co. Capital Trust II, 6.50%, 2032             3,685,000
      417,919 Merrill Lynch International Co., Ser. Suzuki,
              8.00%, 2008 (Japan) (a)(b)                              10,673,651
--------------------------------------------------------------------------------
                                                                      14,358,651
--------------------------------------------------------------------------------
              BANKING AND FINANCE - 1.1%
        5,100 Bank of America Corp., Ser. L, 7.25%, 2049               5,599,800
--------------------------------------------------------------------------------
              BEVERAGES - 2.6%
      529,287 Allegro Investment Corp. SA, Ser. SABMiller,
              8.00%, 2008 (United Kingdom) (b)                        12,988,188
--------------------------------------------------------------------------------
              CHEMICALS - 1.0%
        5,400 Givaudan Nederland Finance, 5.375%, 2010
              (Netherlands)                                            4,855,593
--------------------------------------------------------------------------------
              COMMUNICATIONS EQUIPMENT - 3.1%
       15,000 Lucent Technologies Capital Trust I, 7.75%, 2017 (d) 11,400,000 394,055 Merrill Lynch & Co., Inc., Ser. Motorola, Inc.,
              18.70%, 2008 (a)(b)                                      4,326,724
--------------------------------------------------------------------------------
                                                                      15,726,724
--------------------------------------------------------------------------------
              COMPUTERS - SOFTWARE AND PERIPHERALS - 0.9%
      234,010 Merrill Lynch & Co., Inc., Ser. Dell, Inc.,
              14.85%, 2008 (a)(b)                                      4,507,033
--------------------------------------------------------------------------------
              DIVERSIFIED MANUFACTURING OPERATIONS - 2.2%
      100,000 KBC Financial Products, Ser. Siemens AG,
              8.00%, 2008 (Germany) (b)                               11,092,913
--------------------------------------------------------------------------------
              DIVERSIFIED METALS AND MINING - 1.4%
      100,000 Vale Capital Ltd., Ser. RIO, 5.50%, 2010 (Brazil) (b)    7,325,000
--------------------------------------------------------------------------------
              ELECTRONIC EQUIPMENT AND COMPONENTS - 2.0%
      445,820 Wachovia Bank NA, Ser. Intel, 8.00%, 2008 (a)(b)        10,157,028
--------------------------------------------------------------------------------
              ENGINEERING - 3.5%
      628,060 Eksportfinans A/S, Ser. ABB Ltd., 8.00%,
              2008 (Switzerland) (a)(b)                               17,888,690
--------------------------------------------------------------------------------
              ENTERTAINMENT - 1.5%
      222,750 Lehman Brothers Holdings, Inc., Ser.
              International Game Tech., 8.00%, 2008 (b)                7,753,927
--------------------------------------------------------------------------------
              FINANCIAL SERVICES - 2.8%
       70,000 Affiliated Managers Group, Inc., 5.10%, 2036             3,049,375
          115 Fannie Mae, 5.375%, 2049                                 8,165,029
        3,250 SLM Corp., Ser. C, 7.25%, 2010 (e)                       3,117,562
--------------------------------------------------------------------------------
                                                                      14,331,966
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                                  VALUE
--------------------------------------------------------------------------------
              INSURANCE - 1.1%
       40,000 Aspen Insurance Holdings Ltd., Ser. AHL,
              5.625%, 2049 (Bermuda)                                $  1,962,000
      250,000 XL Capital Ltd., 7.00%, 2009 (Cayman Islands)            3,517,500
--------------------------------------------------------------------------------
                                                                       5,479,500
--------------------------------------------------------------------------------
              MACHINE TOOLS - 1.5%
       63,000 Merrill Lynch International & Co. CV, Ser.
              SMC Corp., 8.00%, 2008 (Japan) (a)(b)                    7,379,505
--------------------------------------------------------------------------------
              MACHINERY AND EQUIPMENT - 2.9%
      475,500 Morgan Stanley, Ser. Komatsu, 8.00%,
              2008 (Japan) (a)(b)                                     14,655,146
--------------------------------------------------------------------------------
              MISC. CONSUMER DISCRETIONARY - 0.9%
      100,000 Avery Dennison Corp., 7.875%, 2010 (e)                   4,777,000
--------------------------------------------------------------------------------
              OIL AND GAS - 0.6%
       25,000 Chesapeake Energy Corp., 4.50%, 2049                     3,218,750
--------------------------------------------------------------------------------
              PHARMACEUTICALS - 4.7%
       14,000 Mylan, Inc., 6.50%, 2010                                13,049,960
       60,000 Schering-Plough Corp., 6.00%, 2010                      10,831,800
--------------------------------------------------------------------------------
                                                                      23,881,760
--------------------------------------------------------------------------------
              REAL ESTATE INVESTMENT TRUSTS - 0.5%
      150,000 HRPT Properties Trust, Ser. D, 6.50%, 2049               2,647,500
--------------------------------------------------------------------------------
              UTILITIES - GAS AND ELECTRIC - 2.3%
       85,000 Entergy Corp., 7.625%, 2009                              5,713,700
       15,000 NRG Energy, Inc., 5.75%, 2009                            5,652,187
--------------------------------------------------------------------------------
                                                                      11,365,887
--------------------------------------------------------------------------------
              TOTAL CONVERTIBLE PREFERRED STOCKS - 42.9%
              (Cost $239,760,202)                                    217,632,286
--------------------------------------------------------------------------------

              COMMON STOCKS - 19.7%
              ALUMINUM, STEEL AND OTHER METALS - 1.2%
       12,000 Freeport-McMoRan Copper & Gold, Inc., Class B            1,365,000
       16,700 Vallourec SA (France)                                    4,556,540
--------------------------------------------------------------------------------
                                                                       5,921,540
--------------------------------------------------------------------------------
              AUTOMOTIVE - 1.2%
       10,850 Daimler AG (Germany)                                       843,436
      207,000 Suzuki Motor Corp. (Japan)                               5,209,167
--------------------------------------------------------------------------------
                                                                       6,052,603
--------------------------------------------------------------------------------
              AUTO PARTS AND EQUIPMENT - 0.0%
          800 Continental AG (Germany)                                    94,074
--------------------------------------------------------------------------------
              BUILDING PRODUCTS AND SERVICES - 0.6%
       28,600 Holcim Ltd. (Switzerland)                                2,798,080
--------------------------------------------------------------------------------
              CHEMICALS - 1.0%
      461,000 Tokai Carbon Co., Ltd. (Japan)                           4,786,001
--------------------------------------------------------------------------------
              DIVERSIFIED OPERATIONS - 0.5%
      629,000 Shanghai Industrial Holdings Ltd. (China)                2,606,510
--------------------------------------------------------------------------------
              FINANCIAL SERVICES - 1.6%
      700,000 Man Group PLC (United Kingdom) (e)                       8,061,833
--------------------------------------------------------------------------------
              HEALTH CARE PRODUCTS AND SERVICES - 0.4%
      570,000 Hengan International Group Co., Ltd. (Cayman Islands)    2,036,602
--------------------------------------------------------------------------------

See notes to financial statements.

4 | SemiAnnual Report | April 30, 2008

AGC | Advent/Claymore Global Convertible Securities & Income Fund | PORTFOLIO OF INVESTMENTS (unaudited) continued

NUMBER
OF SHARES                                                                  VALUE
--------------------------------------------------------------------------------
              LEISURE AND ENTERTAINMENT - 0.6%
       90,000 International Game Technology                         $  3,126,600
--------------------------------------------------------------------------------
              MACHINERY AND EQUIPMENT - 0.7%
      138,000 Nabtesco Corp. (Japan)                                   2,026,887
       15,000 SMC Corp. (Japan)                                        1,733,805
--------------------------------------------------------------------------------
                                                                       3,760,692
--------------------------------------------------------------------------------
              OIL AND GAS - 6.5%
      170,200 Baytex Energy Income Trust (Canada)                      4,263,872
      387,500 Bonavista Energy Income Trust (Canada)                  11,897,031
      251,000 Enerplus Resources Income Trust Fund (Canada)           11,247,771
      155,700 Harvest Energy Income Trust (Canada)                     3,453,816
       60,000 Vermilion Energy Income Trust (Canada)                   2,363,420
--------------------------------------------------------------------------------
                                                                      33,225,910
--------------------------------------------------------------------------------
              PHARMACEUTICALS - 1.1%
       34,000 Roche Holding AG (Switzerland)                           5,640,824
--------------------------------------------------------------------------------
              REAL ESTATE - 0.6%
      478,000 Kerry Properties Ltd. (Bermuda)                          3,234,868
--------------------------------------------------------------------------------
              RETAIL - SPECIALTY STORES - 1.4%
       30,000 GameStop Corp., Class A (e)(f)                           1,651,200
      222,069 Whitbread PLC (United Kingdom)                           5,343,801
--------------------------------------------------------------------------------
                                                                       6,995,001
--------------------------------------------------------------------------------
              TELECOMMUNICATIONS - 1.3%
       30,000 Amdocs Ltd. (Guernsey) (f)                                 941,400
      125,000 NII Holdings, Inc. (e)(f)                                5,717,500
--------------------------------------------------------------------------------
                                                                       6,658,900
--------------------------------------------------------------------------------
              WASTE MANAGEMENT - 1.0%
      400,000 Allied Waste Industries, Inc. (f)                        4,944,000
--------------------------------------------------------------------------------
              TOTAL COMMON STOCKS - 19.7%
              (Cost $109,134,325)                                     99,944,038
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                     VALUE
--------------------------------------------------------------------------------
              CORPORATE BONDS - 12.2%
              ADVERTISING - 0.2%
$   1,000,000 Interpublic Group of Companies, Inc., B+
              7.25%, 8/15/11                                        $    985,000
--------------------------------------------------------------------------------
              COMMUNICATIONS, MEDIA AND ENTERTAINMENT - 0.9%
    2,000,000 Cablevision Systems Corp., Ser. B, B+
              8.00%, 4/15/12                                           2,000,000
    2,500,000 Nielsen Finance LLC, B-
              10.00%, 8/01/14                                          2,612,500
--------------------------------------------------------------------------------
                                                                       4,612,500
--------------------------------------------------------------------------------
              COMPUTERS - SOFTWARE AND PERIPHERALS - 0.5%
    2,500,000 SunGard Data Systems, Inc., B-
              10.25%, 8/15/15                                          2,668,750
--------------------------------------------------------------------------------


PRINCIPAL
AMOUNT                                                                     VALUE
--------------------------------------------------------------------------------
              DIVERSIFIED OPERATIONS - 1.0%
$   5,000,000 Leucadia National Corp., BB+
              8.125%, 9/15/15                                       $  5,125,000
--------------------------------------------------------------------------------
              ELECTRONIC EQUIPMENT AND COMPONENTS - 0.4%
    2,500,000 Freescale Semiconductor, Inc., B-
              6.675%, 12/15/14 (c)                                     2,006,250
--------------------------------------------------------------------------------
              FINANCIAL SERVICES - 2.2%
   10,000,000 CDX North America High Yield, Ser. 8-T1, NR
              7.625%, 6/29/12 (a)                                      9,712,500
    1,400,000 JPMorgan Chase & Co., Ser. 1, A
              7.90%, 4/29/49 (c)                                       1,430,790
--------------------------------------------------------------------------------
                                                                      11,143,290
--------------------------------------------------------------------------------
              FOOD, BEVERAGE AND TOBACCO - 0.4%
    2,000,000 Vector Group Ltd., NR
              11.00%, 8/15/15 (a)                                      2,030,000
--------------------------------------------------------------------------------
              FOREST PRODUCTS AND PAPER - 0.5%
              Verso Paper Holdings LLC, Ser. B, B+
    1,000,000 9.125%, 8/01/14                                          1,037,500
    1,500,000 6.989%, 8/01/14 (c)                                      1,410,000
--------------------------------------------------------------------------------
                                                                       2,447,500
--------------------------------------------------------------------------------
              HEALTH CARE PRODUCTS AND SERVICES - 1.9%
    1,750,000 Axcan Intermediate Holdings, Inc., B-
              12.75%, 3/01/16 (a)                                      1,720,950
              HCA, Inc., B-
    2,000,000 6.50%, 2/15/16                                           1,800,000
    3,000,000 8.36%, 4/15/24                                           2,663,001
    1,000,000 HCA, Inc., BB-
              9.25%, 11/15/16                                          1,077,500
    2,500,000 Tenet Healthcare Corp., B
              9.25%, 2/01/15                                           2,493,750
--------------------------------------------------------------------------------
                                                                       9,755,201
--------------------------------------------------------------------------------
              LEISURE AND ENTERTAINMENT - 0.6%
    2,000,000 Caesars Entertainment, Inc., B-
              8.125%, 5/15/11                                          1,702,500
    2,000,000 Harrah's Operating Co., Inc., B-
              6.50%, 6/01/16                                           1,170,000
--------------------------------------------------------------------------------
                                                                       2,872,500
--------------------------------------------------------------------------------
              OIL AND GAS - 0.5%
    3,000,000 CCS, Inc., B-
              11.00%, 11/15/15 (Canada) (a)                            2,696,400
--------------------------------------------------------------------------------
              PACKAGING AND CONTAINERS - 1.0%
    1,000,000 Graphic Packaging International Corp., B-
              9.50%, 8/15/13                                           1,000,000
    3,500,000 Jefferson Smurfit Corp., B-
              8.25%, 10/01/12                                          3,202,500
    1,000,000 Smurfit-Stone Container Enterprises, Inc., B-
              8.375%, 7/01/12                                            920,000
--------------------------------------------------------------------------------
                                                                       5,122,500
--------------------------------------------------------------------------------

See notes to financial statements.
                                          SemiAnnual Report | April 30, 2008 | 5

AGC | Advent/Claymore Global Convertible Securities & Income Fund | PORTFOLIO OF INVESTMENTS (unaudited) continued

PRINCIPAL
AMOUNT                                                                     VALUE
--------------------------------------------------------------------------------
              TELECOMMUNICATIONS - 1.1%
$   1,500,000 Broadview Networks Holdings, Inc., CCC+
              11.375%, 9/01/12                                      $  1,440,000
    1,000,000 Cricket Communications, Inc., B-
              9.375%, 11/01/14                                           986,250
    3,000,000 Sprint Capital Corp., BB
              8.375%, 3/15/12                                          2,857,500
--------------------------------------------------------------------------------
                                                                       5,283,750
--------------------------------------------------------------------------------
              TRANSPORTATION - 0.5%
    2,500,000 USF Corp., B+
              8.50%, 4/15/10                                           2,300,000
--------------------------------------------------------------------------------
              UTILITIES - GAS AND ELECTRIC - 0.5%
    2,500,000 Texas Competitive Electric Holdings Co., LLC, CCC
              10.25%, 11/01/15 (a)                                     2,618,750
--------------------------------------------------------------------------------
              TOTAL CORPORATE BONDS - 12.2%
              (Cost $62,262,389)                                      61,667,391
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                                  VALUE
--------------------------------------------------------------------------------
              EXCHANGE-TRADED FUNDS - 0.7%
       40,000 UltraShort QQQ ProShares (e)                          $  1,690,400
       30,000 UltraShort S&P500 ProShares (e)                          1,741,200
--------------------------------------------------------------------------------
              (Cost $3,769,900)                                        3,431,600
--------------------------------------------------------------------------------
              TOTAL LONG-TERM INVESTMENTS - 119.5%
              (Cost $652,583,299)                                    605,846,486
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                     VALUE
--------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS - 16.0%
              U.S. GOVERNMENT SECURITIES - 14.6%
$  74,120,000 United States Treasury Bill yielding
              2.027%, 7/03/08 (d)
              (Cost $73,859,283)                                    $ 73,957,825
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                                  VALUE
--------------------------------------------------------------------------------
              MONEY MARKET FUNDS - 1.4%
    7,337,053 Goldman Sachs Financial Prime Obligations
              (Cost $7,337,053)                                     $  7,337,053
--------------------------------------------------------------------------------
              TOTAL SHORT-TERM INVESTMENTS - 16.0%
              (Cost $81,196,336)                                      81,294,878
--------------------------------------------------------------------------------

CONTRACTS
(100 SHARES                                           EXPIRATION     EXERCISE
PER CONTRACT) PUT OPTIONS PURCHASED (f)                     DATE        PRICE             VALUE
-----------------------------------------------------------------------------------------------
              PUT OPTIONS PURCHASED - 0.0%
          400 UltraShort QQQ ProShares                  May 2008       $41.00     $      38,000
          400 UltraShort S&P500 ProShares               May 2008        55.00            19,000
-----------------------------------------------------------------------------------------------
              TOTAL PUT OPTIONS PURCHASED                                                57,000
              (Cost $100,880)
-----------------------------------------------------------------------------------------------
              TOTAL INVESTMENTS - 135.5%
              (Cost $733,880,515)                                                   687,198,364
              Total Options Written - (0.1%)                                           (391,160)
              Liabilities in excess of other assets - (1.9%)                         (9,614,876)
              Preferred Stock, at redemption value - (-33.5% of Net Assets
              Applicable to Common Shareholders or - 24.7% of Total Investments)   (170,000,000)
-----------------------------------------------------------------------------------------------
           NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%                  $ 507,192,328
===============================================================================================

AG - Stock Corporation

Ltd. - Limited

LLC - Limited Liability Corp.

SA - Corporation

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities amounted to 29.1% of net assets.

(c)  Floating rate security. The rate shown is as of April 30, 2008.

(b) Synthetic Convertible - A synthetic convertible security is either a bond or preferred security structured by an investment bank that provides exposure to a specific company's common stock.

(d) All or a portion of these securities have been physically segregated in connection with swap agreements.

(e) All or a portion of this security position represents cover (directly or through conversion rights) for outstanding options written.

(f)  Non-income producing security.

Ratings shown are per Standard & Poor's. Securities classified as NR are not rated by Standard & Poor's.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders unless otherwise noted.

CONTRACTS
(100 SHARES                                           EXPIRATION       EXERCISE     MARKET
PER CONTRACT)  CALL OPTIONS WRITTEN(f)                      DATE          PRICE      VALUE
------------------------------------------------------------------------------------------
 100           Avery Dennison Corp., 7.875%, 2010       May 2008       $  50.00   $  6,000
 100           GameStop Corp., Class A                  May 2008          55.00     20,000
 100           GameStop Corp., Class A                  May 2008          60.00      3,500
 100           GameStop Corp., Class A                 June 2008          65.00      8,000
 300           Man Group PLC (United Kingdom)          June 2008         595.00    176,680
 200           Man Group PLC (United Kingdom)          June 2008         635.00     59,417
 100           NII Holdings, Inc.                       May 2008          40.00     60,000
 50            SLM Corp., Ser. C, 7.125%, 2010         July 2008          20.00      7,250
 225           UltraShort QQQ ProShares                June 2008          49.00     25,313
 250           UltraShort S&P500 ProShares             June 2008          66.00     25,000
------------------------------------------------------------------------------------------
               TOTAL CALL OPTIONS WRITTEN
               (Premiums received $415,928)                                       $391,160
==========================================================================================
(f)  Non-income producing security. See notes to financial statements.

6 | SemiAnnual Report | April 30, 2008

AGC | Advent/Claymore Global Convertible Securities & Income Fund

Statement of ASSETS AND LIABILITIES | APRIL 30, 2008 (unaudited)

ASSETS
   Investments in securities, at value (cost $733,880,515)                                        $687,198,364
   Foreign currency, at value (cost $750,404)                                                          752,952
   Restricted Cash                                                                                   3,347,188
   Cash                                                                                              2,082,353
   Receivable for securities sold                                                                    7,286,032
   Dividends and interest receivable                                                                 5,247,846
   Net unrealized appreciation on forward foreign currency contracts                                 1,452,984
   Other assets                                                                                         44,402
--------------------------------------------------------------------------------------------------------------
      Total assets                                                                                 707,412,121
--------------------------------------------------------------------------------------------------------------
LIABILITIES
   Net unrealized depreciation on swaps                                                             15,985,301
   Payable for securities purchased                                                                 12,244,888
   Net unrealized depreciation on forward foreign currency contracts                                   702,835
   Options written, at value (premiums received of $415,928)                                           391,160
   Investment management fee payable                                                                   324,089
   Investment advisory fee payable                                                                     216,060
   Offering costs payable                                                                               86,553
   Dividends payable - preferred shares                                                                 66,310
   Accrued expenses and other liabilities                                                              202,597
--------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                             30,219,793
--------------------------------------------------------------------------------------------------------------
PREFERRED STOCK, AT REDEMPTION VALUE
   Auction Market Preferred Shares
   $0.001 par value per share; 6,800 authorized, issued and outstanding at $25,000
   per share liquidation preference                                                                170,000,000
--------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                      $507,192,328
==============================================================================================================
COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
   Common Stock, $0.001 par value per share; unlimited number of shares authorized,
   31,867,616 shares issued and outstanding                                                       $     31,868
   Additional paid-in capital                                                                      605,186,036
   Net unrealized depreciation on investments, options, swaps and foreign
   currency translation                                                                            (60,793,546)
   Accumulated net realized loss on investments, options, swaps and
   foreign currency transactions                                                                   (21,669,674)
   Distributions in excess of net investment income                                                (15,562,356)
--------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                      $507,192,328
==============================================================================================================
NET ASSET VALUE APPLICABLE TO COMMON SHAREHOLDERS
   (based on 31,867,616 common shares outstanding)                                                $      15.92
==============================================================================================================

See notes to financial statements.
                                          SemiAnnual Report | April 30, 2008 | 7

AGC | Advent/Claymore Global Convertible Securities & Income Fund

Statement of OPERATIONS | FOR THE SIX MONTHS ENDED APRIL 30, 2008 (unaudited)

INVESTMENT INCOME
   Dividends (net of foreign withholding taxes of $417,616)                     $ 11,356,156
   Interest                                                                       11,250,227
--------------------------------------------------------------------------------------------------------------
      Total income                                                                                $ 22,606,383
--------------------------------------------------------------------------------------------------------------
EXPENSES
   Investment management fee                                                       2,051,860
   Investment advisory fee                                                         1,367,907
   Auction agent fee - preferred shares                                              221,047
   Fund accounting                                                                   100,009
   Professional fees                                                                  96,815
   Printing                                                                           82,494
   Administration fee                                                                 78,646
   Trustees' fees and expenses                                                        75,262
   Custodian                                                                          47,720
   Insurance                                                                          23,149
   Transfer agent                                                                     11,469
   NYSE listing fee                                                                   10,259
   Rating agency fee                                                                   7,462
   Miscellaneous                                                                       5,153
--------------------------------------------------------------------------------------------------------------
      Total expenses                                                                                 4,179,252
--------------------------------------------------------------------------------------------------------------
      NET INVESTMENT INCOME                                                                         18,427,131
--------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS, SWAPS AND FOREIGN
   CURRENCY TRANSACTIONS Net realized gain (loss) on:
      Investments                                                                                  (21,809,334)
      Options                                                                                          740,755
      Swaps                                                                                           (181,846)
      Foreign currency transactions                                                                 (2,398,959)
   Net change in unrealized appreciation (depreciation) on:
      Investments                                                                                  (64,305,684)
      Options                                                                                          (33,635)
      Swaps                                                                                         (9,286,263)
      Foreign currency translation                                                                     879,312
--------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS, OPTIONS SWAPS AND
   FOREIGN CURRENCY TRANSACTIONS                                                                   (96,395,654)
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME                                  (4,087,418)
--------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS            $(82,055,941)
==============================================================================================================

See notes to financial statements.

8 | SemiAnnual Report | April 30, 2008

AGC | Advent/Claymore Global Convertible Securities & Income Fund

Statement of CHANGES IN NET ASSETS
APPLICABLE TO COMMON SHAREHOLDERS |

                                                                                                     FOR THE      FOR THE PERIOD
                                                                                            SIX MONTHS ENDED       MAY 29, 2007*
                                                                                              APRIL 30, 2008             THROUGH
                                                                                                  (UNAUDITED)   OCTOBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS:
   Net investment income                                                                        $ 18,427,131         $13,040,647
   Net realized gain/(loss) on investments, options, swaps and foreign currency transactions     (23,649,384)          2,130,479
   Net change in unrealized appreciation (depreciation) on investments, options, swaps
      and foreign currency translation                                                           (72,746,270)         11,952,724
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
   Net investment income                                                                          (4,087,418)         (1,285,034)
---------------------------------------------------------------------------------------------------------------------------------
   Net increase/(decrease) in net assets applicable to Common Shareholders resulting
      from operations                                                                            (82,055,941)         25,838,816
---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS:
   From and in excess of net investment income                                                   (27,877,790)        (13,930,661)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from the issuance of common shares                                                            --         607,492,690
   Reinvestment in dividends                                                                              --             997,366
   Common share offering costs charged to paid-in capital                                                 --          (3,372,236)
---------------------------------------------------------------------------------------------------------------------------------
      Net increase from capital share transactions                                                        --         605,117,820
---------------------------------------------------------------------------------------------------------------------------------
      Total increase/(decrease) in net assets                                                   (109,933,731)        617,025,975
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
   Beginning of period                                                                           617,126,059             100,084
---------------------------------------------------------------------------------------------------------------------------------
   End of period (including distributions in excess of net investment income
      $15,562,356 and $2,024,279, respectively)                                                 $507,192,328        $617,126,059
=================================================================================================================================

*    Commencement of investment operations.

See notes to financial statements.

                                          SemiAnnual Report | April 30, 2008 | 9

AGC | Advent/Claymore Global Convertible Securities & Income Fund
Financial HIGHLIGHTS |

                                                                                                       FOR THE       FOR THE PERIOD
                                                                                              SIX MONTHS ENDED      MAY 29, 2007(a)
PER SHARE OPERATING PERFORMANCE                                                                 APRIL 30, 2008              THROUGH
FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD                                      (UNAUDITED)     OCTOBER 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                            $      19.37        $      19.10(b)
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (c)                                                                            0.58                0.42
   Net realized and unrealized gain on investments, options, swaps and
      foreign currency transactions                                                                    (3.02)               0.44
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME
(COMMON SHARE EQUIVALENT BASIS)                                                                        (0.13)              (0.04)
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                                                 (2.57)               0.82
------------------------------------------------------------------------------------------------------------------------------------
COMMON AND PREFERRED SHARES' OFFERING EXPENSES CHARGED TO PAID-IN-CAPITAL                                 --               (0.11)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS
   from and in excess of net investment income                                                         (0.88)              (0.44)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                  $      15.92        $      19.37
====================================================================================================================================
MARKET VALUE, END OF PERIOD                                                                     $      14.40        $      16.75
====================================================================================================================================
TOTAL INVESTMENT RETURN (d)
   Net asset value                                                                                    -13.25%               3.82%
   Market value                                                                                        -8.82%             -14.11%
RATIOS AND SUPPLEMENTAL DATA
Net assets, applicable to Common Shareholders, end of period (thousands)                        $    507,192        $    617,126
Preferred shares, at redemption value ($25,000 per share liquidation preference) (thousands)    $    170,000        $    170,000
Preferred shares asset coverage per share                                                       $     99,587        $    115,700
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHARES:
   Net Expenses, after balance credits                                                                 1.62%(e)             1.33%(e)
   Net Expenses, before balance credits                                                                1.62%(e)             1.35%(e)
   Net Investment Income, after balance credits, prior to effect of dividends to preferred shares      7.16%(e)             5.22%(e)
   Net Investment Income, before balance credits, prior to effect of dividends to preferred shares     7.16%(e)             5.20%(e)
   Net Investment Income, after balance credits, after effect of dividends to preferred shares         5.57%(e)             4.70%(e)
   Net Investment Income, before balance credits, after effect of dividends to preferred shares        5.57%(e)             4.68%(e)
RATIOS TO AVERAGE MANAGED ASSETS: (f)
   Net Expenses, after balance credits                                                                 1.22%(e)             1.22%(e)
   Net Expenses, before balance credits                                                                1.22%(e)             1.24%(e)
   Net Investment Income, after balance credits, prior to effect of dividends to preferred shares      5.39%(e)             4.79%(e)
   Net Investment Income, before balance credits, prior to effect of dividends to preferred shares     5.39%(e)             4.77%(e)
Portfolio turnover rate                                                                                  35%                  35%

(a)  Commencement of investment operations.

(b) Before reimbursement of offering expenses charged to capital during the period.

(c)  Based on average shares outstanding during the period.

(d) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported either at net asset value ("NAV") or market price per share. Dividends and distributions are assumed to be reinvested at NAV for NAV returns or the prices obtained under the Fund's Dividend Reinvestment Plan for market value returns. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f) Managed assets is equal to net assets applicable to common shareholders plus outstanding leverage such as the liquidation value of preferred shares.

See notes to financial statements.

l0 | SemiAnnual Report | April 30, 2008

AGC | Advent/Claymore Global Convertible Securities & Income Fund

Notes to FINANCIAL STATEMENTS | APRIL 30, 2008 (unaudited)



Note 1 - ORGANIZATION:

Advent/Claymore Global Convertible Securities & Income Fund (the "Fund") was organized as a Delaware statutory trust on February 26, 2007. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

The Fund's primary investment objective is to provide total return, through a combination of capital appreciation and current income. The Fund will pursue its investment objective by investing 80% of its assets in a diversified portfolio of convertible securities and non-convertible income-producing securities, each of U.S. and non-U.S. issuers.


Note 2 - ACCOUNTING POLICIES:

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund.

(A) VALUATION OF INVESTMENTS

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and asked prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and asked prices on the primary exchange on which they are traded. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund values synthetic convertible securities based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security, and the volatility observed in the market on such common stocks. Because of the inherent uncertainty in the valuation process, it is reasonably possible that the estimated values may differ from the values that would have been used had a more active market for the investments existed, and such differences could be material. As of April 30, 2008, approximately $238,740,783, representing 34.7% of total fund investments, are invested in these synthetic convertible securities.

(B) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(C) CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and asked price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the exchange rate on the date of the transaction.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Foreign exchange realized gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends or interest actually received compared to the amount shown in the Fund's accounting records on the date of receipt is shown as net realized gains or losses on foreign currency transactions in the Fund's Statement of Operations.

Foreign exchange unrealized gain or loss on assets and liabilities, other than investments, is shown as unrealized appreciation (depreciation) on foreign currency translation in the Fund's Statement of Operations.

(D) COVERED CALL OPTIONS

The Fund will pursue its primary objective by employing an option strategy of writing (selling) covered call options on up to 25% of the securities held in the portfolio of the Fund. The Fund seeks to generate current gains from option premiums as a means to enhance distributions payable to shareholders.

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or "strike" price. The writer of an option on a security has the obligation upon


                                         SemiAnnual Report | April 30, 2008 | 11

AGC | Advent/Claymore Global Convertible Securities & Income Fund | NOTES TO FINANCIAL STATEMENTS (unaudited) continued


exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or to pay the exercise price upon delivery of the underlying security (in the case of a put).

There are several risks associated with transactions in options on securities. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised; the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss.

(E) FORWARD EXCHANGE CURRENCY CONTRACTS

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to change in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchases and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund.

Risk may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Fund has in that particular currency contract. Forward exchange currency contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

(F) SWAPS

A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates and/or credit risk as well as to attempt to enhance return. Total return swap agreements are contracts in which one party agrees to make payments of the total return from the underlying asset during a specified period in return for receiving payments equal to a fixed or floating rate of interest or the total return from another designated underlying asset. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund's basis in the swap and the proceeds of the closing transaction, including any fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement. The swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Realized gain (loss) upon termination of swap contracts is recorded on the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) of swap contracts. Net periodic payments received by the Fund are included as part of realized gains (losses) and, in the case of accruals for periodic payments, are included as part of unrealized appreciation (depreciation) on the Statement of Operations.

(G) DISTRIBUTIONS TO SHAREHOLDERS

The Fund declares and pays monthly dividends to common shareholders. These dividends consist of investment company taxable income, which generally includes qualified dividend income, ordinary income and short-term capital gains. Any net realized long-term gains are distributed annually to common shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.


l2 | SemiAnnual Report | April 30, 2008

AGC | Advent/Claymore Global Convertible Securities & Income Fund | NOTES TO FINANCIAL STATEMENTS (unaudited) continued


Note 3 - INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS AND OTHER AGREEMENTS:

Pursuant to an Investment Advisory Agreement (the "Agreement") between Claymore Advisors, LLC (the "Adviser") and the Fund, the Adviser furnishes offices, necessary facilities and equipment, provides administrative services to the Fund, oversees the activities of Advent Capital Management, LLC (the "Investment Manager"), provides personnel and pays the compensation of all Trustees and Officers of the Fund who are its affiliates. As compensation for these services, the Fund pays the Adviser an annual fee, payable monthly in arrears, at an annual rate equal to 0.40% of the average Managed Assets during such month. Managed Assets means the total of assets of the Fund (including any assets attributable to any preferred shares or otherwise attributable to the use of financial leverage, if any) less the sum of accrued liabilities.

Pursuant to an Investment Management Agreement between the Investment Manager and the Fund, the Fund has agreed to pay the Investment Manager an annual fee, payable monthly in arrears, at an annual rate equal to 0.60% of the average Managed Assets during such month for the services and facilities provided by the Investment Manager to the Fund. These services include the day-to-day management of the Fund's portfolio of securities, which includes buying and selling securities for the Fund and investment research. The Investment Manager also provides personnel to the Fund and pays the compensation of all Trustees and Officers of the Fund who are its affiliates.

The Bank of New York Mellon ("BNY") acts as the Fund's custodian, administrator and transfer agent. As custodian, BNY is responsible for the custody of the Fund's assets. As administrator, BNY is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNY is responsible for performing transfer agency services for the Fund.

Certain Officers and Trustees of the Fund are also Officers and Directors of the Adviser or Investment Manager. The Fund does not compensate its Officers or Trustees who are Officers of the aforementioned firms.


Note 4 - FEDERAL INCOME TAXES:

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

At April 30, 2008 the cost and related gross unrealized appreciation and depreciation on investments for tax purposes, excluding written options and foreign currency translations are as follows:

                                                            NET TAX UNREALIZED   NET TAX UNREALIZED
              COST OF         GROSS TAX         GROSS TAX         APPRECIATION      DEPRECIATION ON
          INVESTMENTS        UNREALIZED        UNREALIZED       (DEPRECIATION)      DERIVATIVES AND
     FOR TAX PURPOSES      APPRECIATION      DEPRECIATION       ON INVESTMENTS     FOREIGN CURRENCY
---------------------------------------------------------------------------------------------------
         $733,514,481       $20,357,105     $(66,673,222)        $(46,316,117)        $(15,148,891)

The differences between book basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax deferral of losses on wash sales, straddles and additional income accrued for tax purposes on certain convertible securities.

For the period ended October 31, 2007 the tax character of distributions paid, as reflected in the Statement of Changes in Net Assets of $15,215,695 was ordinary income. The final determination of the source of the 2008 distributions for tax purposes will be made after the end of the Fund's fiscal year and will be reported to shareholders in January 2009 on Form 1099-DIV.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has evaluated the implication of FIN 48 and has determined it does not have any impact on the financial statements as of April 30, 2008.


                                         SemiAnnual Report | April 30, 2008 | 13

AGC | Advent/Claymore Global Convertible Securities & Income Fund | NOTES TO FINANCIAL STATEMENTS (unaudited) continued


Note 5 - INVESTMENTS IN SECURITIES:

For the period ended April 30, 2008, purchases and sales of investments, other than short-term securities, were $237,532,901 and $259,663,687 respectively.

The Fund entered into total return swap agreements during the period ended April 30, 2008 to potentially enhance return. Details of the swap agreements outstanding as of April 30, 2008 are as follows:

TOTAL RETURN SWAPS

                                                                                                  NOTIONAL    PAYING      UNREALIZED
                                                                                   TERMINATION      AMOUNT  FLOATING    APPRECIATION
COUNTERPARTY          UNDERLYING TERM LOANS                                               DATE       (000)      RATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Citigroup             Georgia-Pacific Corp., US LIBOR + 1.75%, due 12/22/12         08/01/2008  $ 6,888(a)         -    $  (210,882)
Citigroup             Graphic Packaging International, Inc., US LIBOR + 2.00%,
                      due 05/16/14                                                  06/23/2008   14,528(a)         -       (526,540)
Citigroup             Health Management Associates, Inc., US LIBOR + 1.75%,
                      due 02/28/14                                                  07/30/2008    4,835(a)         -       (328,811)
Citigroup             Lifepoint Hospitals, Inc., US LIBOR + 1.625%, due 08/23/12    07/10/2008   15,120(a)         -       (720,456)
Citigroup             Yell Group PLC, US LIBOR + 2.00%, due 02/10/13                07/30/2008    5,006(a)         -       (631,250)
JPMorgan Chase & Co.  Bausch & Lomb, US LIBOR + 3.25%, due 04/26/15                 07/01/2008    3,378        3.43%        (96,250)
JPMorgan Chase & Co.  CCS International                                             07/01/2008   12,180(a)         -              -
JPMorgan Chase & Co.  Celanese Holdings LLC, US LIBOR + 1.75%, due 03/30/14         07/01/2008    9,554        3.43%       (186,694)
JPMorgan Chase & Co.  Community Health Systems, Inc., US LIBOR + 2.25%,
                      due 07/25/14                                                  07/01/2008   17,925        3.43%       (802,754)
JPMorgan Chase & Co.  Davita, Inc., US LIBOR + 1.50%, due 10/05/12                  07/01/2008   11,040        3.43%       (308,632)
JPMorgan Chase & Co.  Delta Air Lines, Inc., US LIBOR + 2.00%, due 04/30/12         07/01/2008   12,771        3.43%     (1,831,574)
JPMorgan Chase & Co.  Energy Future Holdings, US LIBOR + 3.50%, due 10/10/14        07/01/2008    3,801        3.43%       (137,785)
JPMorgan Chase & Co.  Energy Future Holdings, US LIBOR + 3.50%, due 10/10/14        07/01/2008    4,751        3.43%       (117,270)
JPMorgan Chase & Co.  Ford Motor Co., US LIBOR + 3.00%, due 12/15/13                07/01/2008   17,831        3.43%     (1,423,851)
JPMorgan Chase & Co.  Georgia-Pacific Corp., US LIBOR + 1.75%, due 12/22/12         08/01/2008    2,377        3.43%        (54,280)
JPMorgan Chase & Co.  HCA, Inc., US LIBOR + 2.75%, due 11/16/13                     07/01/2008   18,722        3.43%       (706,531)
JPMorgan Chase & Co.  Hertz Corp., US LIBOR + 2.50%, due 12/12/12                   07/01/2008    5,689        3.43%       (201,377)
JPMorgan Chase & Co.  Idearc, Inc., US LIBOR + 2.00%, due 11/17/14                  07/01/2008   10,736        3.43%     (2,078,224)
JPMorgan Chase & Co.  Isle of Capri Casinos, US LIBOR + 1.75%, due 07/26/14         07/01/2008    4,346        3.43%       (529,786)
JPMorgan Chase & Co.  Las Vegas Sands LLC, US LIBOR + 1.75%, due 05/23/14           07/01/2008   13,661        3.43%     (1,046,047)
JPMorgan Chase & Co.  Level 3 Communications, Inc., US LIBOR + 2.25%,
                      due 03/13/14                                                  07/01/2008   11,440        3.43%     (1,326,474)
JPMorgan Chase & Co.  Mac Gen LLC, US LIBOR + 2.25%, due 02/22/12                   07/01/2008    5,627        3.43%         18,116
JPMorgan Chase & Co.  Mac Gen LLC, US LIBOR + 7.50%, due 02/15/15                   07/01/2008    2,708        3.43%         27,132
JPMorgan Chase & Co.  Mirant North America LLC, US LIBOR + 1.75%, due 01/03/13      07/01/2008   10,896        3.43%       (221,578)
JPMorgan Chase & Co.  NRG Energy, Inc., US LIBOR + 1.75%, due 02/01/13              07/01/2008   12,347        3.43%       (472,609)
JPMorgan Chase & Co.  NRG Holdings, Inc., US LIBOR + 2.50%, due 06/08/14            07/01/2008    3,750        3.43%       (180,412)
JPMorgan Chase & Co.  R.H. Donnelley Inc., US LIBOR + 1.50%, due 06/30/11           07/01/2008   13,547        3.43%       (677,822)
JPMorgan Chase & Co.  Tenneco Automotive, Inc., US LIBOR + 1.75%, due 03/16/14      07/01/2008    1,468        3.43%       (130,553)
JPMorgan Chase & Co.  Time Warner Telecommunications Holdings, US LIBOR + 2.25%,
                      due 01/07/13                                                  07/01/2008    3,291        3.43%       (123,844)
JPMorgan Chase & Co.  Virgin Media Investment Holding, EURIBOR + 2.00%,
                      due 10/04/13                                                  07/01/2008    6,071        5.01%       (433,288)
JPMorgan Chase & Co.  Virgin Media Investment Holding, GB LIBOR + 2.125%,
                      due 10/04/13                                                  07/01/2008    6,253        5.88%       (547,004)
JPMorgan Chase & Co.  Yell Group PLC, US LIBOR + 2.00%, due 10/27/12                07/01/2008    1,770        3.46%       (228,226)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $(16,235,556)
====================================================================================================================================

CREDIT DEFAULT SWAP AGREEMENTS

                                                                                  NOTIONAL       PAYING      UNREALIZED
                                                       BUY/SELL   TERMINATION       AMOUNT     FLOATING   APPRECIATION/
COUNTERPARTY          CREDIT DEFAULT SWAP AGREEMENT  PROTECTION          DATE        (000)         RATE   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.  AMR Corp.                            Sell    03/20/2013     $  1,250        8.80%    $   (296,421)
JPMorgan Chase & Co.  CDX NA HY S9 100 S                   Sell    12/20/2012       10,000        3.75%         546,676
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $ 250,255
========================================================================================================================
                                                                                                           $(15,985,301)
========================================================================================================================

(a)  Not settled as of April 30, 2008.


14 | SemiAnnual Report | April 30, 2008

AGC | Advent/Claymore Global Convertible Securities & Income Fund | NOTES TO FINANCIAL STATEMENTS (unaudited) continued


For each swap noted, the Fund pays a floating rate and receives the total return of the underlying asset. The market value of the swaps outstanding reflects the current receivables and payables, which may have different payment dates.

The Fund entered into written option contracts during the period ended April 30, 2008. Details of the transactions were as follows:

                                          NUMBER OF CONTRACTS  PREMIUMS RECEIVED
--------------------------------------------------------------------------------
Options outstanding, beginning of period               5,350        $ 1,004,631
Options written during the period                     17,647          3,048,617
Options expired during the period                     (5,047)          (834,592)
Options closed during the period                      (9,575)        (1,657,167)
Options assigned during the period                    (6,850)        (1,145,561)
--------------------------------------------------------------------------------
Options outstanding, end of period                     1,525          $ 415,928
================================================================================

Note 6 - DERIVATIVES:
At April 30, 2008, the following forward exchange currency contracts were outstanding:

                                                        LOCAL         UNREALIZED
                                                     CURRENCY      APPRECIATION/
SHORT CONTRACTS                                         VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------
Canadian Dollar, 22,050,000 expiring 06/18/08      21,885,024       $    98,166
EURO, 36,600,000 expiring 06/18/08                 56,857,693          (602,363)
Japanese Yen, 1,475,500,000 expiring 06/18/08      14,161,607           259,583
Pound Sterling, 16,400,000 expiring 06/18/08       32,370,105           742,854
Swiss Franc, 22,100,000 expiring 06/18/08          21,231,314           251,909
--------------------------------------------------------------------------------
                                                                    $   750,149
================================================================================

Note 7 - CAPITAL:

COMMON SHARES

In connection with its organization process, the Fund sold 5,240 shares of beneficial interest to Claymore Securities, Inc., an affiliate of the Adviser, for consideration of $100,084 at a price of $19.10 per share. The Fund has an unlimited amount of common shares, $0.001 par value, authorized and 31,867,616 issued and outstanding. Of this amount, the Fund issued 28,750,000 shares of common stock in its initial public offering. On June 11, 2007, June 18, 2007 and July 11, 2007, the Fund issued an additional 1,750,000 shares, 750,000 shares and 555,900 shares, respectively, pursuant to an over allotment option. These shares were issued at $19.10 per share after deducting the sales load but before underwriters' expense reimbursement.

Offering costs, estimated at $1,272,236 or $0.04 per share, in connection with the issuance of common shares have been borne by the Fund and were charged to paid-in capital. The Adviser and Investment Manager have agreed to pay offering expenses (other than sales load, but including reimbursement of expenses to the underwriters) in excess of $0.04 per common share.

PREFERRED SHARES

On June 12, 2007, the Fund's Board of Trustees authorized the issuance of Auction Market Preferred Shares ("AMPS"), as part of the Fund's leverage strategy. AMPS issued by the Fund have seniority over the common shares.

On September 14, 2007, the Fund issued 3,400 shares of AMPS Series T7 and 3,400 shares of AMPS Series W7, each with a liquidation value of $25,000 per share plus accrued dividends.

Offering costs, including the 1% sales charge associated with the issuance of AMPS, estimated at $2,100,000 were borne by the common shareholders as a direct reduction to paid-in-capital.


                                         SemiAnnual Report | April 30, 2008 | 15

AGC | Advent/Claymore Global Convertible Securities & Income Fund | NOTES TO FINANCIAL STATEMENTS (unaudited) continued


Dividends are accumulated daily at a rate set through an auction process. Beginning February 13, 2008, the auction process resulted in a failed auction. Provisions in the offering documents of the Fund's AMPS provide a mechanism to set a maximum rate in the event of a failed auction, and thus, investors in the Fund's AMPS will continue to be entitled to receive payment for holding these AMPS. This maximum rate is determined based upon a multiple of or a spread to LIBOR, whichever is greater. Distributions of net realized capital gains, if any, are made annually.

For the period ended April 30, 2008, the annualized dividend rates ranged from:

                          HIGH            LOW         AT APRIL 30, 2008
-----------------------------------------------------------------------
Series T7                6.00%          3.88%                     3.96%
Series W7                6.00%          3.94%                     4.08%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption on Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.


Note 8 - INDEMNIFICATIONS:

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.


Note 9 - SUBSEQUENT EVENT:

Subsequent to April 30, 2008, the Fund declared on May 1, 2008 and June 2, 2008, monthly dividends to common shareholders of $0.1458 per common share. These dividends are payable on May 30, 2008 and June 30, 2008 to shareholders of record on May 15, 2008 and June 13, 2008 respectively.

On March 11, 2008, the Board of Trustees approved Claymore Advisors, LLC to replace BNY as the Fund Administration Agent effective May 1, 2008.


Note 10 - ACCOUNTING PRONOUNCEMENTS:

In September 2006, the FASB released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2008, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosure will be required about the inputs used to develop measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivatives instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a fund's financial position, results of operations and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of April 30, 2008, management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.


l6 | SemiAnnual Report | April 30, 2008

                       This Page Intentionally Left Blank.

AGC | Advent/Claymore Global Convertible Securities & Income Fund

Supplemental INFORMATION | (unaudited)


FEDERAL INCOME TAX INFORMATION
In January 2009, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in the calendar year 2008.




TRUSTEES
The Trustees of the Advent/Claymore Global Convertible Securities & Income Fund and their principal occupations during the past five years:

                                                                                          NUMBER OF
                                                                                          FUNDS IN
                                                                                          THE FUND    OTHER
NAME, ADDRESS, YEAR       TERM OF OFFICE*  PRINCIPAL OCCUPATIONS DURING                   COMPLEX**   DIRECTORSHIPS
OF BIRTH AND POSITION(S)  AND LENGTH OF    THE PAST FIVE YEARS AND                        OVERSEEN    HELD BY
HELD WITH REGISTRANT      TIME SERVED      OTHER AFFILIATIONS                             BY TRUSTEE  TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
Daniel Black+             Since 2007       Partner, the Wicks Group of Cos., LLC          3           Director of Penn Foster
Year of birth: 1960                        (2003-present). Formerly, Managing Director                Education Group,  Inc.
Trustee                                    and Co-head of the Merchant Banking Group at
                                           BNY Capital Markets, a division of The Bank
                                           of New York Co., Inc. (1998-2003).

Randall C. Barnes++       Since 2007       Investor (2001-present). Formerly, Senior      41          None.
Year of birth: 1951                        Vice President, Treasurer (1993-1997),
Trustee                                    President, Pizza Hut International
                                           (1991-1993) and Senior Vice President,
                                           Strategic Planning and New Business
                                           Development (1987-1990) of PepsiCo, Inc.
                                           (1987-1997).

Derek Medina+             Since 2007       Senior Vice President, Business Affairs and    3           Director of Young Scholar's
Year of birth: 1966                        News Planning at ABC News (2008-present).                  Institute.
Trustee                                    Vice President, Business Affairs and News
                                           Planning at ABC News (2003-2008). Formerly,
                                           Executive Director, Office of the President
                                           at ABC News (2000-2003). Former Associate at
                                           Cleary Gottlieb Steen & Hamilton (law firm)
                                           (1995-1998). Former associate in Corporate
                                           Finance at J.P. Morgan/ Morgan Guaranty
                                           (1988-1990).

Ronald A. Nyberg++        Since 2007       Partner of Nyberg & Cassioppi, LLC., a law     44          None.
Year of birth: 1953                        firm specializing in corporate law, estate
Trustee                                    planning and business transactions
                                           (2000-present). Formerly, Executive Vice
                                           President, General Counsel and Corporate
                                           Secretary of Van Kampen Investments
                                           (1982-1999).

Gerald L. Seizert, CFP+   Since 2007       Chief Executive Officer of Seizert Capital     3           Former Director of Loomis,
Year of birth: 1952                        Partners, LLC, where he directs the equity                 Sayles and Co., L.P
Trustee                                    disciplines of the firm and serves as a
                                           co-manager of the firm's hedge fund, Proper
                                           Associates, LLC (2000-present). Formerly,
                                           Co-Chief Executive (1998-1999) and a
                                           Managing Partner and Chief Investment
                                           Officer-Equities of Munder Capital
                                           Management, LLC (1995-1999). Former Vice
                                           President and Portfolio Manager of Loomis,
                                           Sayles & Co., L.P. (asset manager)
                                           (1984-1995). Former Vice President and
                                           Portfolio Manager at First of America Bank
                                           (1978-1984).

Michael A. Smart+         Since 2007       Managing Partner, Cordova, Smart & Williams,   3           Director, Country
Year of birth: 1960                        LLC, Advisor First Atlantic Capital Ltd.,                  Pure Foods.
Trustee                                    (2001-present). Formerly, a Managing                       Chairman, Board of
                                           Director in Investment Banking-The Private                 Directors, Berkshire
                                           Equity Group (1995-2001) and a Vice                        Blanket, Inc.
                                           President in Investment Banking-Corporate                  President and
                                           Finance (1992-1995) at Merrill Lynch & Co.                 Chairman, Board of
                                           Founding Partner of The Carpediem Group,                   Directors, Sqwincher
                                           (1991-1992). Associate at Dillon, Read and                 Holdings. Board of
                                           Co. (investment bank) (1988-1990).                         Directors, Sprint
                                                                                                      Industrial Holdings,
                                                                                                      Co-chair of the
                                                                                                      Board of H2O plus.


l8 | SemiAnnual Report | April 30, 2008

AGC | Advent/Claymore Global Convertible Securities & Income Fund | SUPPLEMENTAL INFORMATION (unaudited) continued

                                                                                          NUMBER OF
                                                                                          FUNDS IN
                                                                                          THE FUND    OTHER
NAME, ADDRESS, YEAR       TERM OF OFFICE*  PRINCIPAL OCCUPATIONS DURING                   COMPLEX**   DIRECTORSHIPS
OF BIRTH AND POSITION(S)  AND LENGTH OF    THE PAST FIVE YEARS AND                        OVERSEEN    HELD BY
HELD WITH REGISTRANT      TIME SERVED      OTHER AFFILIATIONS                             BY TRUSTEE  TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
Tracy V. Maitland+0       Since 2007       President of Advent Capital                    3           None.
Year of birth: 1960                        Management, LLC, which he
Trustee, President                         founded in 1995. Prior to June,
and Chief                                  2001, President of Advent
Executive Officer                          Capital Management, a division
                                           of Utendahl Capital.

Nicholas Dalmaso++00      Since 2007       Formerly, Senior Managing                      44          None.
Year of birth: 1965                        Director and Chief
Trustee                                    Administrative Officer
                                           (2007-2008) and General Counsel
                                           (2001-2007) of Claymore
                                           Advisors, LLC and Claymore
                                           Securities, Inc. Formerly,
                                           Assistant General Counsel, John
                                           Nuveen and Co., Inc.
                                           (1999-2000). Former Vice
                                           President and Associate General
                                           Counsel of Van Kampen
                                           Investments, Inc. (1992-1999).

+ Address for all Trustees noted: 1065 Avenue of the Americas, 31st Floor, New York, NY 10018.

++   Address for all Trustees noted: 2455 Corporate West Drive, Lisle, IL 60532

* After a Trustee's initial term, each Trustee is expected to serve a three-year term concurrent with the class of Trustees for which he serves:

     - Messrs. Seizert, Medina and Barnes, as Class I Trustees, are expected to stand for re-election at the Fund's 2010 annual meeting of shareholders.

     - Messrs. Smart, Nyberg and Black, as Class II Trustees, are expected to stand for re-election at the Fund's 2008 annual meeting of shareholders.

     - Messrs. Maitland and Dalmaso, as Class III Trustees, are expected to stand for re-election at the Fund's 2009 annual meeting of shareholders.

** The Claymore Fund Complex consists of U.S. registered investment companies advised or serviced by Claymore Advisors, LLC or Claymore Securities, Inc. The Claymore Fund Complex is overseen by multiple Boards of Trustees.

0 Mr. Maitland is an "interested person" (as defined in section 2(a)(19) of the 1940 Act) of the Fund because of his position as an officer of Advent Capital Management, LLC, the Fund's Investment Manager.

00 Mr. Dalmaso is an "interested person" (as defined in section 2(a)(19) of the 1940 Act) of the Fund as a result of his position as an officer (through May 13, 2008) of and his equity ownership in the Adviser and certain of its affiliates.



OFFICERS
The officers of the Advent/Claymore Global Convertible Securities & Income Fund and their principal occupations during the past five years:

NAME, ADDRESS*, YEAR OF BIRTH AND      TERM OF OFFICE** AND       PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
POSITION(S) HELD WITH REGISTRANT       LENGTH OF TIME SERVED      AND OTHER AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------
F. Barry Nelson                        Since 2007                 Co-Portfolio Manager at Advent Capital Management, LLC
Year of birth: 1943                                               (2001- present). Prior to June 2001, Mr. Nelson held the
Vice President and                                                same position at Advent Capital Management, a division of
Assistant Secretary                                               Utendahl Capital.

Robert White                           Since 2007                 Chief Financial Officer, Advent Capital Management, LLC
Year of birth: 1965                                               (2005-present). Previously, Vice President, Client Service
Treasurer and Chief                                               Manager, Goldman Sachs Prime Brokerage (1997-2005).
Financial Officer

Rodd Baxter                            Since 2007                 General Counsel, Advent Capital Management, LLC
Year of birth: 1950                                               (2002-present). Formerly, Director and Senior Counsel, SG
Secretary and Chief                                               Cowen Securities Corp. (1998-2002).
Compliance Officer

* Address for all Officers: 1065 Avenue of the Americas, 31st Floor, New York, NY 10018

** Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

                                         SemiAnnual Report | April 30, 2008 | 19

AGC | Advent/Claymore Global Convertible Securities & Income Fund

Dividend Reinvestment PLAN | (unaudited)


Unless the registered owner of common shares elects to receive cash by contacting the Plan Administrator, all dividends declared on common shares of the Fund will be automatically reinvested by The Bank of New York Mellon (the "Plan Administrator"), Administrator for shareholders in the Fund's Dividend Reinvestment Plan (the "Plan"), in additional common shares of the Fund. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder's common shares are registered. Whenever the Fund declares a dividend or other distribution (together, a "Dividend") payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants' accounts, depending upon the circumstances described below, either
(i) through receipt of additional unissued but authorized common shares from the Fund ("Newly Issued Common Shares") or (ii) by purchase of outstanding common shares on the open market ("Open-Market Purchases") on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commission per common share is equal to or greater than the net asset value per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant's account will be determined by dividing the dollar amount of the Dividend by the net asset value per common share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any Dividend, the net asset value per common share is greater than the closing market value plus estimated brokerage commission, the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.

If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Administrator may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per common share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instruction of the participants.

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commission incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, The Bank of New York Mellon, Attention: Stock Transfer Department, 101 Barclay 11E, New York, NY 10286, Phone Number: (866) 488-3559.


20 | SemiAnnual Report | April 30, 2008

                       This Page Intentionally Left Blank.

AGC | Advent/Claymore Global Convertible Securities & Income Fund


Fund INFORMATION |


BOARD OF TRUSTEES

Randall C. Barnes

Daniel Black

Nicholas Dalmaso*

Tracy V. Maitland**
Chairman

Derek Medina

Ronald A. Nyberg

Gerald L. Seizert

Michael A. Smart


* Trustee is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, as a result of his position as an officer (through May 13, 2008) of and his equity ownership in the Adviser and certain of its affiliates.

** Trustee is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended.



OFFICERS

Tracy V. Maitland
President and Chief Executive Officer

F. Barry Nelson
Vice President and Assistant Secretary

Robert White
Treasurer and Chief Financial Officer

Rodd Baxter
Secretary and Chief Compliance Officer

INVESTMENT MANAGER

Advent Capital Management, LLC
New York, New York

INVESTMENT ADVISER AND ADMINISTRATOR (EFFECTIVE MAY 1, 2008)

Claymore Advisors, LLC
Lisle, Illinois

ADMINISTRATOR (THROUGH APRIL 30, 2008),
CUSTODIAN AND TRANSFER AGENT

The Bank of New York Mellon
New York, New York

PREFERRED STOCK-
DIVIDEND PAYING AGENT

The Bank of New York Mellon
New York, New York

LEGAL COUNSEL

Skadden, Arps, Slate,
Meagher & Flom LLP
New York, New York

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
New York, New York


--------------------------------------------------------------------------------
PRIVACY PRINCIPLES OF THE FUND

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how the Fund protects that information and why, in certain cases, the Fund may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about its shareholders to employees of the Fund's investment adviser and its affiliates with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

QUESTIONS CONCERNING YOUR SHARES OF ADVENT/CLAYMORE GLOBAL CONVERTIBLE SECURITIES & INCOME FUND?

o    If your shares are held in a Brokerage Account, contact your Broker.

o If you have physical possession of your shares in certificate form, contact the Fund's Custodian and Transfer Agent: The Bank of New York Mellon, 101 Barclay 11E, New York, NY 10286; (866) 488-3559.

This report is sent to shareholders of Advent/Claymore Global Convertible Securities & Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 274-2227.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (866) 274-2227 or by accessing the Fund's Form N-PX on the U.S. Securities &Exchange Commission's ("SEC") website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC website at http://www.sec.gov. The Fund's Form N-Q may also be viewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 or at http://www.sec.gov.

In October 2007, the Fund submitted a CEO annual certification to the New York Stock Exchange ("NYSE") in which the Fund's principal executive officer certified that he was not aware, as of the date of the certification, of any violation by the Fund of the NYSE's Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund's principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund's disclosure controls and procedures and internal control over financial reporting.


22 | SemiAnnual Report | April 30, 2008

ADVENT CAPITAL MANAGEMENT, LLC
1065 Avenue of the Americas
New York, New York 10018

                                                                        AGC
                                                                       LISTED
                                                                       NYSE(R)

                                                                    AGC-SAR-0408

ITEM 2. CODE OF ETHICS.

Not applicable for a semi-annual reporting period.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for a semi-annual reporting period.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for a semi-annual reporting period.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for a semi-annual reporting period.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for a semi-annual reporting period.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable for a semi-annual reporting period.

(b) There has been no change, as of the date of this filing, in the Portfolio Manager identified in response to paragraph (a)(1) of this Item in the registrant's most recent annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certification of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940.

(a)(3) Not Applicable.

(b) Certification of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) of the Investment Company Act of 1940.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advent/Claymore Global Convertible Securities & Income Fund

By:      /s/ Tracy V. Maitland
         -----------------------------------------------------------------------

Name:    Tracy V. Maitland

Title:   President and Chief Executive Officer

Date:    July 3, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Tracy V. Maitland
         -----------------------------------------------------------------------

Name:    Tracy V. Maitland

Title:   President and Chief Executive Officer

Date:    July 3, 2008

By:      /s/ Robert White
         -----------------------------------------------------------------------

Name:    Robert White

Title:   Treasurer and Chief Financial Officer

Date:    July 3, 2008